Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at June 30	$ 161,589		$ 144,237
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at June 30	62,146		55,308
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at June 30	74,276		69,417
Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at June 30	24,792		$ 19,201
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	110,616	$ 127,072
Net income/(loss) attributable to the shareholders of equity investee	11,983	11,522
Dividends declared		(14,615)
Other comprehensive income	1,693	2,330
Closing net assets after non-controlling interests as at June 30	124,292	126,309
Group's share of net assets	62,146	63,154
Carrying amount of investments as at June 30	62,146	63,154
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	132,731	150,134
Net income/(loss) attributable to the shareholders of equity investee	38,815	37,743
Dividends declared	(31,538)	(70,619)
Other comprehensive income	2,339	2,889
Closing net assets after non-controlling interests as at June 30	142,347	120,147
Group's share of net assets	71,173	60,074
Goodwill	3,103	2,923
Carrying amount of investments as at June 30	74,276	62,997
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	38,401	33,611
Net income/(loss) attributable to the shareholders of equity investee	(4,818)	(4,749)
Investments	16,000	14,000
Closing net assets after non-controlling interests as at June 30	49,583	42,862
Group's share of net assets	24,792	21,431
Carrying amount of investments as at June 30	$ 24,792	$ 21,431